Accrued and Other Liabilities - Schedule of Accrued and Other Liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued and Other Liabilities [Abstract]
Accrued payroll and welfare		$ 558	$ 578
Sales tax and others		2
Amounts due to students		6	5
Deferred revenue		210	436	$ 544
Amounts due to landlord for Lease Termination	[1]	1,500
Others		8	10
Total		$ 2,284	$ 1,029

[1]	The payment due to the former landlord within the next 12 months. In June 2025, the Group entered into a settlement agreement with the landlord. Refer to Note 10-Other non-current liabilities.